Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-Based Compensation Plan	SHARE-BASED COMPENSATION PLAN
For the year ended December 31, 2022, the Company recorded total share-based compensation expense of $29.1 million ($11.1 million for the year ended December 31, 2021) which includes $25.9 million of expense related to cash-settled awards and the associated equity total return swaps ($4.7 million for the year ended December 31, 2021).

The Company's closing share price on December 31, 2022 was $6.08 (December 31, 2021 - $3.91).

Share Award Incentive Plan

Baytex has a Share Award Incentive Plan pursuant to which it issues restricted and performance awards. A restricted award entitles the holder of each award to receive one common share of Baytex or the equivalent cash value at the time of vesting. A performance award entitles the holder of each award to receive between zero and two common shares or the cash equivalent value on vesting; the number of common shares issued is determined by a performance multiplier. The multiplier can range between zero and two and is calculated based on a number of factors determined and approved by the Board of Directors on an annual basis. The Share Awards vest in equal tranches on the first, second and third anniversaries of the grant date.

In December 2022, the Company received approval from its Board of Directors to settle the existing Share Awards with cash upon vesting under the terms of the Share Award Incentive Plan. As a result, Baytex recognized the fair value of the liability for amortized unvested Share Awards in trade and other payables. The fair value of the liability recognized exceeded the amount previously recognized in contributed surplus of $4.8 million and the excess was recognized as share-based compensation expense in the period.

The weighted average fair value of Share Awards granted during the year ended December 31, 2022 was $6.08 per restricted and performance award ($1.31 for the year ended December 31, 2021).
The number of Share Awards outstanding is detailed below:

(000s)	Number of restricted awards	Number of performance awards	Total number of Share Awards
Balance, December 31, 2020	4,122	4,088	8,210
Granted	—	4,067	4,067
Added by performance factor	—	669	669
Vested	(1,861)	(1,152)	(3,013)
Forfeited	(168)	(291)	(459)
Balance, December 31, 2021	2,093	7,381	9,474
Granted	68	1,391	1,459
Vested	(1,377)	(3,630)	(5,007)
Forfeited	(22)	(346)	(368)
Balance, December 31, 2022	762	4,796	5,558

Incentive Award Plan

Baytex has an Incentive Award Plan whereby the holder of each incentive award is entitled to receive a cash payment equal to the value of one Baytex common share at the time of vesting. The incentive awards vest in equal tranches on the first, second and third anniversaries of the grant date. The cumulative expense is recognized at fair value at each period end and is included in trade and other payables.

During the year ended December 31, 2022, Baytex granted 1.4 million awards under the Incentive Award Plan at a fair value of $5.70 per award (5.0 million awards at $1.33 per award for the year ended December 31, 2021). At December 31, 2022 there were 5.1 million awards outstanding under the Incentive Award Plan (December 31, 2021 - 6.4 million).

DSU Plan

Baytex has a DSU Plan whereby each independent director of Baytex is entitled to receive a cash payment equal to the value of one Baytex common share on the date at which they cease to be a member of the Board. The awards vest immediately upon being granted and are expensed in full on the grant date. The units are recognized at fair value at each period end and are included in trade and other payables.

During the year ended December 31, 2022, Baytex granted 0.2 million awards under the DSU Plan at a fair value of $5.68 per award (0.9 million awards at $1.29 per award for the year ended December 31, 2021). At December 31, 2022, there were 1.0 million awards outstanding under the DSU Plan (December 31, 2021 - 0.8 million).

Equity Total Return Swaps

The Company uses equity total return swaps on the equivalent number of Baytex common shares in order to fix a portion of the aggregate cost of the Company's cash-settled plans including the Incentive Award Plan, the DSU Plan and the Share Award Incentive Plan, at the fair value determined on the grant date.

The fair value of the equity total return swap included in the carrying value of the Company's financial derivatives was nil at December 31, 2022 (December 31, 2021 - asset of $6.5 million). At December 31, 2022, an asset of $21.2 million associated with the equity total return swap was included in trade and other receivables.